Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 176	$ 584	$ 7,497
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets, net	22,502	18,180	17,729
Amortization of deferred drydock and special survey costs	1,332	718	394
Income taxes	35	(348)	64
Amortization of deferred financing costs	1,090	1,185	365
Amortization of intangible assets and liabilities, net	4,438	4,436	4,486
Provision for losses on accounts receivable	747	492	652
Gain on sale of assets	0	(36)	(52)
Changes in operating assets and liabilities:
Decrease in restricted cash	0	0	1,316
Payments of interest on long-term financial debt	0	0	(2,409)
Decrease/(increase) in accounts receivable	2,127	(15,264)	(2,176)
(Increase)/decrease in prepaid expenses and other current assets	(1,076)	(2,905)	2,419
(Increase)/decrease in inventories	(8,052)	2,995	(2,375)
Decrease in other long term assets	3,211	103	172
Payments for drydock and special survey costs	(5,274)	(5,546)	(762)
Increase/(decrease) in accounts payable	10,093	(755)	5,988
(Decrease)/Increase in due to affiliates	(147)	1,845	61
(Decrease)/increase in accrued expenses	(675)	4,468	774
(Decrease)/increase in deferred income	(1,488)	4,492	0
(Decrease)/increase in other long term liabilities	(4,809)	(55)	167
Net cash provided by operating activities	24,230	14,589	34,310
INVESTING ACTIVITIES:
Cash acquired through asset acquisition	34	0	0
Acquisition of vessels, port terminals and other fixed assets, net	(17,666)	(70,598)	(14,114)
Net cash used in investing activities	(17,632)	(70,598)	(14,114)
FINANCING ACTIVITIES:
Decrease/(increase) in restricted cash	0	564	(206)
Proceeds from issuance of Senior Notes	0	200,000	0
Repayments of long-term debt	(70)	(126,755)	(5,240)
Acquisition of noncontrolling interest	0	(8,638)	0
Dividends from noncontrolling shareholders	0	0	(470)
Proceeds from long-term debt	0	0	293
Payments of obligations under capital leases	(1,519)	(1,040)	(1,771)
Debt issuance costs	0	(6,797)	(525)
Net cash (used in)/provided by financing activities	(1,589)	57,334	(7,919)
Net increase in cash and cash equivalents	5,009	1,325	12,277
Cash and cash equivalents, beginning of year	40,529	39,204	26,927
Cash and cash equivalents, end of year	45,538	40,529	39,204
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	19,046	11,435	4,399
Cash paid for income taxes	657	834	485
Non-cash investing and financing activities
Acquisition of vessels	(15,413)	(1,586)	(48,417)
Long term financial debt	0	0	14,385
Revaluation of vessels due to restructuring of capiatl lease obligation	4,590	0	0
Decrease in capital lease obligation due to restructuring	(4,590)	0	0
Capital lease obligations	0	0	34,032
Working capital acquired	597	0	0
Exercise option from acquisition of vessels	0	0	4,400
Contribution receivable from noncontrolling shareholders	0	0	(2,237)
Contribution from noncontrolling shareholders	0	0	1,350
Shares released to the shareholders of Horamar	$ 0	$ 0	$ 10,870